Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Davidson Multi Cap Equity Fund
Class Name	Class A
Trading Symbol	DFMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Davidson Multi Cap Equity Fund for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.davidsonmutualfunds.com. You can also request this information by contacting us at 1-877-332-0529.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-332-0529
Additional Information Website	https://www.davidsonmutualfunds.com
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.15%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund underperformed its benchmark,  the S&P 1500® Index, primarily due to stock selection.
PERFORMANCE HIGHLIGHTS
Positive contributions to performance came from the Financials and Consumer Discretionary sectors. Within Financials, the Fund’s investments in banking and market-related businesses did well. The continued drop in short-term interest rates and very strong capital markets activity drove the continued improvement in bank fundamentals. Within Consumer Discretionary, a recovery in travel demand as well as the shift to an asset-light financial model drove strong performance in our investment in the hotel industry.
The Fund’s investments in the Information Technology and Consumer Staples sectors were the primary detractors from performance. The Fund’s investments in Semiconductors were not as robust as the performance for the broader industry. In addition, the Fund’s Software investments lagged due to concerns increasing Artificial Intelligence adoption will disrupt their businesses. As for the Consumer Staples sector, lower pricing driven by increased competition negatively impacted our investment in the Ready-to-Drink Protein Shake business.

Top Contributors
↑	Financials, Consumer Discretionary

Top Detractors
↓	Information Technology, Consumer Staples
POSITIONING
In terms of size allocation, the Fund is overweight large-cap and small-cap companies and underweight mid-cap stocks relative to the benchmark. In terms of style, the Fund is overweight value stocks, underweight core and essentially market weight growth. This is a change from last year, when the Fund’s style allocation was underweight both growth and core.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	11.07	8.90	12.69
Class A (with sales charge)	7.19	8.12	12.28
S&P Composite 1500 TR	22.87	13.01	15.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.davidsonmutualfunds.com for more recent performance information.
Net Assets	$ 130,611,163
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 835,402
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$130,611,163
Number of Holdings	51
Net Advisory Fee	$835,402
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(%)
Information Technology	30.4%
Financials	11.6%
Health Care	10.8%
Consumer Discretionary	10.7%
Communication Services	10.3%
Industrials	9.4%
Energy	3.9%
Consumer Staples	3.7%
Real Estate	3.4%
Cash & Other	5.8%

Top Holdings	(%)
NVIDIA Corp.	5.8%
Alphabet, Inc. - Class C	5.6%
Amazon.com, Inc.	5.0%
Apple, Inc.	4.5%
Microsoft Corp.	4.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Broadcom, Inc.	3.6%
Citigroup, Inc.	3.2%
Visa, Inc. - Class A	2.7%
Hyatt Hotels Corp. - Class A	2.4%
[1]
Updated Prospectus Web Address	https://www.davidsonmutualfunds.com
Class I
Shareholder Report [Line Items]
Fund Name	Davidson Multi Cap Equity Fund
Class Name	Class I
Trading Symbol	DFMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Davidson Multi Cap Equity Fund for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.davidsonmutualfunds.com. You can also request this information by contacting us at 1-877-332-0529.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-332-0529
Additional Information Website	https://www.davidsonmutualfunds.com
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund underperformed its benchmark,  the S&P 1500® Index, primarily due to stock selection.
PERFORMANCE HIGHLIGHTS
Positive contributions to performance came from the Financials and Consumer Discretionary sectors. Within Financials, the Fund’s investments in banking and market-related businesses did well. The continued drop in short-term interest rates and very strong capital markets activity drove the continued improvement in bank fundamentals. Within Consumer Discretionary, a recovery in travel demand as well as the shift to an asset-light financial model drove strong performance in our investment in the hotel industry.
The Fund’s investments in the Information Technology and Consumer Staples sectors were the primary detractors from performance. The Fund’s investments in Semiconductors were not as robust as the performance for the broader industry. In addition, the Fund’s Software investments lagged due to concerns increasing Artificial Intelligence adoption will disrupt their businesses. As for the Consumer Staples sector, lower pricing driven by increased competition negatively impacted our investment in the Ready-to-Drink Protein Shake business.

Top Contributors
↑	Financials, Consumer Discretionary

Top Detractors
↓	Information Technology, Consumer Staples
POSITIONING
In terms of size allocation, the Fund is overweight large-cap and small-cap companies and underweight mid-cap stocks relative to the benchmark. In terms of style, the Fund is overweight value stocks, underweight core and essentially market weight growth. This is a change from last year, when the Fund’s style allocation was underweight both growth and core.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	11.33	9.17	12.97
S&P Composite 1500 TR	22.87	13.01	15.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.davidsonmutualfunds.com for more recent performance information.
Net Assets	$ 130,611,163
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 835,402
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$130,611,163
Number of Holdings	51
Net Advisory Fee	$835,402
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(%)
Information Technology	30.4%
Financials	11.6%
Health Care	10.8%
Consumer Discretionary	10.7%
Communication Services	10.3%
Industrials	9.4%
Energy	3.9%
Consumer Staples	3.7%
Real Estate	3.4%
Cash & Other	5.8%

Top Holdings	(%)
NVIDIA Corp.	5.8%
Alphabet, Inc. - Class C	5.6%
Amazon.com, Inc.	5.0%
Apple, Inc.	4.5%
Microsoft Corp.	4.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Broadcom, Inc.	3.6%
Citigroup, Inc.	3.2%
Visa, Inc. - Class A	2.7%
Hyatt Hotels Corp. - Class A	2.4%
[2]
Updated Prospectus Web Address	https://www.davidsonmutualfunds.com

[1]
*	Expressed as a percentage of net assets.

[2]
*	Expressed as a percentage of net assets.